Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Share Issuable Could Potentially Dilute Earnings	As of December 31, 2023 and 2022, shares issuable which could potentially dilute future earnings were as follows:
	December 31,
	2023	2022

Preferred Shares	1,046,336,299	757,699,900
Warrants	964,834,419	510,794,865
Stock Options	163,142,084	163,142,084
Shares excluded from the calculation of diluted loss per share	2,174,312,802	1,431,637,849